SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

November 3, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	UVA Unconstrained Medium-Term Fixed Income ETF, a series of the Spinnaker ETF Series File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the UVA Unconstrained Medium-Term Fixed Income ETF do not differ from those contained in Post-Effective Amendment No. 139 to the Trust’s Registration Statement on Form N-1A.  The amendment was electronically filed with the U.S. Securities and Exchange Commission on October 28, 2025.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3816 x215.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary